Earnings (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2023
Earnings (Loss) Per Share [Abstract]
Schedule of Basic and Diluted Income (Loss) Per Ordinary Share	The following table sets forth the computation of basic and diluted income (loss) per ordinary share for the fiscal years ended December 31, 2021, 2022 and 2023, respectively.
	Year Ended December 31, 2021	Year Ended December 31, 2022	Year Ended December 31, 2023
Numerator:
Net income (loss) attributable to ordinary shareholders	$192,462	$83,980	$(241,217)
Denominator:
Weighted average number of ordinary shares outstanding – basic and diluted	12,000,000	12,000,000	12,000,000
Net income (loss) per share – basic and diluted	$0.016	$0.007	$(0.020)